                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010
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Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Makena Capital Management, LLC
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   Address:      2755 Sand Hill Road
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                 Suite 200
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                 Menlo Park, CA 94025
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Form 13F File Number: 28-12255
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Susan B. Meaney
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Title:   Managing Director
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Phone:   650-926-1300
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Signature, Place, and Date of Signing:

           Susan B. Meaney              MENLO PARK, CA     MAY 10, 2010
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             [Signature]                [City, State]         [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-05422                    Artisan Partners Limited Partnership
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    28-05267                    Delaware Management Business Trust
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    28-13068                    GLG Partners Inc.
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    28-11599                    Grantham, Mayo, Van Otterloo & Co. LLC
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    28-04557                    Wellington Management Company, LLP
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    28-00165                    Wells Fargo & Co/MN
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    28-05263                    Crosslink Capital, Inc.
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      Seven (7)
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Form 13F Information Table Entry Total: One (1)
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Form 13F Information Table Value Total: $16,296 (x1000s)
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                                            (thousands)

List of Other Included Managers:        Artisan Partners Limited Partnership
                                        Delaware Management Business Trust
                                        GLG Partners Inc.
                                        Grantham, Mayo, Van Otterloo & Co. LLC
                                        Wellington Management Company, LLP
                                        Wells Fargo & Co/MN
                                        Crosslink Capital, Inc.

                           FORM 13F INFORMATION TABLE

                                            VALUE   SHARES/  SH/  PUT/  INVSTMT   OTHER         VOTING AUTHORITY
NAME OF ISSUER  TITLE OF CLASS  CUSIP      (X1000)  PRN AMT  PRN  CALL  DISCREIN  MANAGERS     SOLE  SHARED  NONE
ISHARES TR      MSCI EMERG MKT  464287234   16,296  386,900  SH         SOLE                386,900